Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable Equity Securities [Member] - Measurement Alternative [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Investment Securities [Line Items]
Impairment losses	[1],[2]	¥ (1,402)	¥ (479)
Downward changes for observable prices	[1],[3],[4],[5]	(953)
Upward changes for observable prices	[1],[3],[5],[6]	162	¥ 8,492
Cumulative impairment losses		3,325		¥ 2,292
Cumulative downward changes for observable prices		953
Cumulative upward changes for observable prices		¥ 28,405		¥ 53,077

[1]	Included in Investment securities gains—net.
[2]	The cumulative impairment losses at March 31, 2019 and September 30, 2019 were ¥2,292 million and ¥3,325 million, respectively.
[3]	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
[4]	The cumulative downward changes for observable prices at March 31, 2019 and September 30, 2019 were nil and ¥953 million, respectively.
[5]	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
[6]	The cumulative upward changes for observable prices at March 31, 2019 and September 30, 2019 were ¥53,077 million and ¥28,405 million, respectively.